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                      FIRST AMERICAN INVESTMENT FUNDS, INC.

                          SUPPLEMENT DATED JUNE 1, 2009
    TO THE STATEMENT OF ADDITIONAL INFORMATION (SAI) DATED FEBRUARY 27, 2009

Effective at the close of business on May 29, 2009, the reorganization of Balanced Fund into Strategy Balanced Allocation Fund is complete. Any references to Balanced Fund in this SAI are deleted.

               PLEASE RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE

                                                                EQUITY-SAI-STK#2